RELATED PARTY DISCLOSURES (Details Narrative)			12 Months Ended
	Dec. 10, 2020 shares	Dec. 10, 2020 Integer	Jun. 30, 2023 AUD ($) Integer	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2021 AUD ($) shares
IfrsStatementLineItems [Line Items]
Number of shareholders that control more than 50% of the issued capital | Integer			0
Share-based payments expense | $			$ 125,500	$ 437,508	$ 714,577
Mr Peter Rubinstein [member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions | $			60,000	60,000	60,000
Mr. Stanley Sack [member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions | $				$ 107,187	143,172
Mr Michael Tonroe [member]
IfrsStatementLineItems [Line Items]
Number of rights issued				40,000,000
Share-based payments expense | $			(101,043)	$ 101,043
Mr Carl Stubbings [member]
IfrsStatementLineItems [Line Items]
Number of rights issued				20,000,000
Share-based payments expense | $			34,368	$ 26,459
Mr Kevin Camilleri [member]
IfrsStatementLineItems [Line Items]
Number of rights issued				20,000,000
Share-based payments expense | $			27,739	$ 16,719
Mr. Philips Hains [member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions | $				91,615	224,971
Dr. Jerzy Muchnickis [member]
IfrsStatementLineItems [Line Items]
Services received, related party transactions | $				50,000	0
Performance Rights [member]
IfrsStatementLineItems [Line Items]
Number of rights issued	125,000,000
Share-based payments expense | $			125,500	$ 437,508	$ 622,725
Performance Rights [member] | Mr Michael Tonroe [member]
IfrsStatementLineItems [Line Items]
Number of rights issued				40,000,000
Performance Rights [member] | Mr Carl Stubbings [member]
IfrsStatementLineItems [Line Items]
Number of rights issued				20,000,000
Performance Rights [member] | Mr Kevin Camilleri [member]
IfrsStatementLineItems [Line Items]
Number of rights issued				20,000,000
Class A Performance Rights [member]
IfrsStatementLineItems [Line Items]
Number of rights issued				40,000,000
Share-based payments expense | $			62,107	$ 43,178
Class A Performance Rights [member] | Dr Lindsay Wakefield [member]
IfrsStatementLineItems [Line Items]
Number of rights issued	5,000,000	5,000,000			3,750,000
Share-based payments expense | $				4,010	$ 9,625
Class A Performance Rights [member] | Dr Jerzy Muchnicki [member]
IfrsStatementLineItems [Line Items]
Number of rights issued	7,500,000				6,250,000
Share-based payments expense | $				6,684	$ 16,042
Class A Performance Rights [member] | Mr Peter Rubinstein [member]
IfrsStatementLineItems [Line Items]
Number of rights issued	7,500,000				5,000,000
Share-based payments expense | $				$ 5,347	$ 12,833
Class A Performance Rights [member] | Mr Nicholas Burrows [member]
IfrsStatementLineItems [Line Items]
Number of rights issued	5,000,000	5,000,000
Class A Performance Rights [member] | Mr Michael Tonroe [member]
IfrsStatementLineItems [Line Items]
Number of rights issued				40,000,000
Class A Performance Rights [member] | Mr Carl Stubbings [member]
IfrsStatementLineItems [Line Items]
Number of rights issued				20,000,000
Class A Performance Rights [member] | Mr Kevin Camilleri [member]
IfrsStatementLineItems [Line Items]
Number of rights issued				20,000,000
Class B Performance Rights [member] | Dr Jerzy Muchnicki [member]
IfrsStatementLineItems [Line Items]
Number of rights issued	25,000,000
Class B Performance Rights [member] | Mr Peter Rubinstein [member]
IfrsStatementLineItems [Line Items]
Number of rights issued	25,000,000
Class D Performance Rights [member] | Mr Simon Morris [member]
IfrsStatementLineItems [Line Items]
Number of rights issued					60,000,000
Class E Performance Rights [member] | Mr. Stanley Sack [member]
IfrsStatementLineItems [Line Items]
Number of rights issued				3,937,500	3,937,500
Share-based payments expense | $				$ 35,438